Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Parenthetical) (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Experience adjustments that relate to current service included in other income charges	€ 2	€ 41
Gain (loss) on reversal of onerous contracts	185	14
Other income / (charges) [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Loss on onerous contracts	511	181
Insurance contracts issued [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on changes in fair value of variable fee approach products	€ (552)	€ (239)